UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06087

Salomon Brothers Series Fund, Inc.

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004
(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.
c/o Citigroup Asset Management
300 First Stamford Place, 4th Floor
Stamford, CT 06902
(Name and address of agent for service)

Registrant's telephone number, including area code: 1-800-451-2010

Date of fiscal year end: December 31
Date of reporting period: September 30, 2005

SALOMON BROTHERS SERIES FUND, INC.

SALOMON BROTHERS INSTITUTIONAL
MONEY MARKET FUND

FORM N-Q
SEPTEMBER 30, 2005

ITEM 1.           SCHEDULE OF INVESTMENTS

SALOMON BROTHERS INSTITUTIONAL MONEY MARKET FUND

Schedule of Investments (unaudited)	September 30, 2005

FACE
AMOUNT	SECURITY	VALUE

SHORT-TERM INVESTMENTS — 100.1%
Certificates of Deposit — 26.4%
$ 850,000	Barclays Bank PLC, 3.720% due 10/14/05	$850,000
1,000,000	Calyon NY, 3.415% due 11/14/05	1,000,000
700,000	Credit Suisse First Boston NY, 4.355% due 9/28/06	700,000
	Depfa Bank PLC:
750,000	4.160% due 8/4/06	750,000
650,000	4.220% due 8/11/06	650,000
750,000	Deutsche Bank AG, 4.150% due 8/2/06	750,025
850,000	Fortis Bank, 3.765% due 11/1/05	849,990
1,000,000	HBOS Treasury Services, 3.415% due 11/14/05	1,000,000
1,000,000	Toronto Dominion Bank NY, 3.440% due 12/29/05	1,000,183
850,000	UBS AG Stamford CT, 3.770% due 11/1/05	850,003

	Total Certificates of Deposit
	(Cost — $8,400,201)	8,400,201

Commercial Paper — 51.7%
785,000	Arlington Funding Co. LLC, 3.860% due 10/17/05 (a)	783,822
550,000	Atlantis One Funding Corp., 3.350% due 11/10/05 (a)	548,055
750,000	Bank of America Corp., 3.620% due 10/31/05	747,888
750,000	Beethoven Funding Corp., 3.810% due 10/24/05 (a)	748,333
850,000	Carmel Mountain Funding Trust, 3.810% due 10/13/05 (a)	849,100
850,000	Cobbler Funding LLC, 3.710% due 10/11/05 (a)	849,299
750,000	Cullinan Finance Ltd., 3.740% due 10/13/05 (a)	749,221
1,000,000	Curzon Funding LLC, 3.370% due 11/9/05 (a)	996,536
785,000	Danske Corp., Series A, 4.070% due 2/13/06	773,197
850,000	Fenway Funding LLC, 3.800% due 10/3/05 (a)	850,000
1,000,000	Georgetown Funding Co. LLC, 3.630% due 10/4/05 (a)	999,899
850,000	Main Street Warehouse Funding Trust, 3.800% due 10/21/05 (a)	848,385
850,000	Market Street Funding Corp., 4.010% due 3/21/06 (a)	833,999
750,000	Perry Global Funding LLC, 3.630% due 10/11/05 (a)	749,395
850,000	Regency Markets No. 1 LLC, 3.770% due 10/14/05 (a)	849,021
850,000	Saint Germain Holdings Ltd., 3.720% due 10/12/05 (a)	849,210
750,000	Strand Capital LLC, 3.550% due 10/12/05 (a)	749,334
1,000,000	Surrey Funding Corp., 3.370% due 11/3/05 (a)	997,098
850,000	Tasman Funding Inc. LLC, 3.710% due 10/12/05 (a)	849,212
850,000	Victory Receivable Corp., 3.760% due 10/20/05 (a)	848,491

	Total Commercial Paper
	(Cost — $16,469,495)	16,469,495

Municipal Bonds — 6.3%
	New York State Housing Finance Agency Revenue:
1,000,000	E 39th Street Housing, Series B, Credit Enhanced by FNMA, 3.840%,
	10/5/05 (b)	1,000,000
1,000,000	Tribeca, Series B, 3.840%, 10/5/05 (b)	1,000,000

	Total Municipal Bonds
	(Cost — $2,000,000)	2,000,000

U.S. Government & Agency Obligations — 4.7%
U.S. Government Agencies — 4.7%
1,000,000	Federal Home Loan Mortgage Corp. (FHLMC), 3.370% due 11/15/05	996,046
500,000	Federal National Mortgage Association (FNMA), 3.690% due 3/17/06	491,842

	Total U.S. Government & Agency Obligations
	(Cost — $1,487,888)	1,487,888

See Notes to Schedule of Investments.

1

SALOMON BROTHERS INSTITUTIONAL MONEY MARKET FUND

Schedule of Investments (unaudited) (continued)	September 30, 2005

FACE
AMOUNT	SECURITY	VALUE

SHORT-TERM INVESTMENTS (continued)
Repurchase Agreement — 11.0%
$ 3,508,000	Interest in $836,655,000 joint tri-party repurchase agreement dated 9/30/05
	with Greenwich Capital Markets Inc., 3.850% due 10/3/05; Proceeds at
	maturity- $3,509,125; (Fully collateralized by various U.S. government
	agency & Treasury obligations, 0.000% to 9.375% due 10/15/05 to 8/6/38;
	Market value - $3,578,162)
	(Cost — $3,508,000)	$3,508,000

	TOTAL INVESTMENTS — 100.1% (Cost — $31,865,584#)	31,865,584

	Liabilities in Excess of Other Assets — (0.1)%	(31,283)

	TOTAL NET ASSETS — 100.0%	$31,834,301

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors unless otherwise noted.
(b)	Variable rate demand obligations have a demand feature under which the fund could tender them back to the issuer on no more than 7 days notice. Date shown is the date of the next interest rate change.
#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Schedule of Investments.

2

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

The Salomon Brothers Institutional Money Market Fund (the “Fund”), is a separate investment fund of Salomon Brothers Series Fund, Inc. ("Company"), a Maryland corporation, is registered under the Investment Company Act of 1940 ("1940 Act"), as amended, as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Money market instruments are valued at amortized cost, in accordance with Rule 2a-7 under the 1940 Act, which approximates market value. This method involves valuing portfolio securities at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. The Fund’s use of amortized cost is subject to their compliance with certain conditions as specified under Rule 2a-7 of the 1940 Act.

(b) Repurchase Agreements. When entering into repurchase agreements, it is the Fund's policy that its custodian or a third party custodian takes possession of the underlying collateral securities, the market value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Security Transactions. Security transactions are accounted for on a trade date basis.

3

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Salomon Brothers Series Fund, Inc.

By	/s/ R. Jay Gerken

R. Jay Gerken
Chief Executive Officer

Date:	November 29, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. Jay Gerken

R. Jay Gerken
Chief Executive Officer

Date:	November 29, 2005

By	/s/ Frances M. Guggino

Frances M. Guggino
Chief Financial Officer

Date:	November 29, 2005